Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Capitalized Costs for Oil and Gas Producing Activities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Oil And Gas Producing Activities [line items]
Net capitalized costs	$ 851,120,645	$ 772,882,060	$ 681,363,190
Proved properties [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net capitalized costs	2,755,452,487	2,483,134,177	2,306,255,209
Construction in progress [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net capitalized costs	65,874,785	64,911,619	50,951,279
Accumulated depreciation and amortization [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net capitalized costs	$ (1,970,206,627)	$ (1,775,163,736)	$ (1,675,843,298)